UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPEATIONS AND COMPREHENSIVE (LOSS)/INCOME - USD ($)		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 20,309,043	$ 3,826,875
Cost of revenues		(17,952,964)	(2,112,000)
Gross profit		2,356,079	1,714,875
Operating expenses
Selling, general & administrative expenses		2,680,892	15,653,615
Total operating expenses		2,680,892	15,653,615
Loss from operations		(324,813)	(13,938,740)
Other income/(expenses)
Other income		27,912	26,076
Other expenses		(260,191)	(102,556)
Total other expenses		(232,279)	(76,480)
Loss from continuing operation before provision of income taxes		(557,092)	(14,015,220)
Provision for income taxes benefit/(expenses)		5,630,045	3,395,757
Net income/(loss) from continuing operation		5,072,953	(10,619,463)
Discontinued operation
Loss from discontinued operation, net of income tax		(18,226)	(4,302,319)
Loss on sale of discontinued operation, net of income tax		(7,851,720)	0
Loss from discontinued operation, net of income tax		(7,869,946)	(4,302,319)
Net loss		(2,796,993)	(14,921,782)
Comprehensive income/(loss)
Net loss		(2,796,993)	(14,921,782)
Other comprehensive income/(loss)
Gain on sale of discontinued operation		11,945,545	0
Foreign currency translation adjustment		(47,132)	(185,586)
Total comprehensive income/(loss)		$ 9,101,420	$ (15,107,368)
Income/(loss) earnings per common share*
Continuing operations - Basic (in Dollars per share)	[1]	$ 3.7	$ (21.89)
Continuing operations - Diluted (in Dollars per share)	[1]	3.7	(21.89)
Discontinued operations - Basic (in Dollars per share)	[1]	(5.74)	(8.87)
Discontinued operations - Diluted (in Dollars per share)	[1]	(5.74)	(8.87)
Net loss per common share - Basic (in Dollars per share)	[1]	(2.04)	(30.76)
Net loss per common share - Diluted (in Dollars per share)	[1]	$ (2.04)	$ (30.76)
Weighted average Class A ordinary shares outstanding, basic (in Shares)	[1]	1,370,765	485,058
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	[1]	1,370,765	485,058

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.